Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2012
Short-term Borrowings

Short-term borrowings at March 31, 2011 and 2012 consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Loans, principally from banks, with a weighted-average interest at March 31, 2011 and March 31, 2012 of 1.57% and of 1.93% per annum, respectively	¥1,140,066	¥1,158,556	$14,096
Commercial paper with a weighted-average interest at March 31, 2011 and March 31, 2012 of 0.67% and of 0.72% per annum, respectively	2,038,943	2,292,093	27,888

	¥3,179,009	¥3,450,649	$41,984

Long-term Debt

Long-term debt at March 31, 2011 and 2012 comprises the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Unsecured loans, representing obligations principally to banks, due 2011 to 2029 in 2011 and due 2012 to 2029 in 2012 with interest ranging from 0.00% to 29.00% per annum in 2011 and from 0.00% to 32.00% per annum in 2012	¥3,386,854	¥3,064,785	$37,289
Secured loans, representing obligations principally to finance receivables securitization due 2011 to 2050 in 2011 and due 2012 to 2050 in 2012 with interest ranging from 0.37% to 5.35% per annum in 2011 and from 0.37% to 11.23% per annum in 2012	619,380	855,015	10,403
Medium-term notes of consolidated subsidiaries, due 2011 to 2047 in 2011 and due 2012 to 2047 in 2012 with interest ranging from 0.01% to 15.25% per annum in 2011 and from 0.13% to 8.50% per annum in 2012	3,314,589	3,137,289	38,171
Unsecured notes of parent company, due 2012 to 2019 in 2011 and due 2012 to 2019 in 2012 with interest ranging from 1.07% to 3.00% per annum in 2011 and from 1.07% to 3.00% per annum in 2012	530,000	530,000	6,448
Unsecured notes of consolidated subsidiaries, due 2011 to 2031 in 2011 and due 2012 to 2031 in 2012 with interest ranging from 0.27% to 15.48% per annum in 2011 and from 0.17% to 24.90% per annum in 2012	1,349,307	946,460	11,516
Long-term capital lease obligations, due 2011 to 2028 in 2011 and due 2012 to 2030 in 2012 with interest ranging from 0.38% to 14.40% per annum in 2011 and from 0.38% to 14.40% per annum in 2012	21,917	21,348	260

	9,222,047	8,554,897	104,087
Less - Current portion due within one year	(2,772,827)	(2,512,620)	(30,571)

	¥6,449,220	¥6,042,277	$73,516

Aggregate Amounts of Annual Maturities of Long-term Debt During the Next Five Years

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥2,512,620	$30,571
2014	1,632,093	19,858
2015	1,325,676	16,129
2016	1,281,176	15,588
2017	750,350	9,129